Annual Fund Operating Expenses (Vanguard Developed Markets Index Fund Institutional)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.07%	0.06%